BUSINESS COMBINATIONS AND ASSET ACQUISITIONS (Details) - USD ($)			9 Months Ended		12 Months Ended
	Mar. 01, 2020	Aug. 30, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Renewal rights to the collector insurance policies
Business Acquisition [Line Items]
Prohibited period from competing	5 years
Purchase consideration for asset acquisition	$ 9,671,892			$ 9,671,892		$ 15,200,000
Cash paid for asset acquisition	2,480,634			$ 2,480,634		11,275,000
Estimated current liabilities	2,397,086
Estimated long-term liabilities	$ 4,794,172
2020 Asset Acquisition
Business Acquisition [Line Items]
Prohibited period from competing					5 years
Purchase consideration for asset acquisition					$ 9,671,892
Cash paid for asset acquisition					2,480,634
Estimated current liabilities					2,397,086
Estimated long-term liabilities					4,794,172
2019 Asset Acquisitions
Business Acquisition [Line Items]
Purchase consideration for asset acquisition						8,200,000
Cash paid for asset acquisition						4,300,000
Estimated current liabilities						$ 3,900,000
Amelia Island Concours d'Elegance event
Business Acquisition [Line Items]
Purchase consideration for business acquisition			$ 12,217,069		12,135,315
Cash consideration			$ 8,449,763		2,944,056
2020 Business Combination
Business Acquisition [Line Items]
Purchase consideration for business acquisition					2,463,422
Current debt related to future purchase installments					1,000,000
Long-term debt related to future purchase installments					1,000,000
Cash consideration					$ 463,422
2019 Business Combinations
Business Acquisition [Line Items]
Cash consideration		$ 6,975,000
Liabilities to be paid		25,000
Estimated fair value of obligations related to business combinations		$ 3,698,000